Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Financial Instruments
Schedule of derivative positions

Derivative positions are presented in the following table (in thousands).

	March 31, 2014		December 31, 2013
	Notional	Estimated	Notional	Estimated
	Amount	Fair Value	Amount	Fair Value
Derivative instruments:
IRLCs	$797,934	$19,244	$602,467	$12,151
Commitments to purchase MBSs	258,015	1,768	236,305	(109)
Commitments to sell MBSs	1,686,208	2,353	1,645,332	11,383
Fee Award Option	20,432	(5,950)	20,432	(5,600)

Derivative positions are presented in the following table (in thousands).

	December 31, 2013		December 31, 2012
	Notional	Estimated	Notional	Estimated
	Amount	Fair Value	Amount	Fair Value
Derivative instruments:
IRLCs	$602,467	$12,151	$968,083	$15,150
Commitments to purchase MBSs	236,305	(109)	165,128	466
Interest rate swaps	—	—	1,969	25
Commitments to sell MBSs	1,645,332	11,383	1,586,930	(1,025)
Fee Award Option	20,432	(5,600)	20,432	(4,490)